Components of Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 334,327	¥ 304,194
Accumulated amortization	201,796	166,896
Computer Software, Intangible Asset
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	225,894	205,235
Accumulated amortization	131,875	115,131
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	39,615	34,957
Accumulated amortization	26,938	18,724
Patented Technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	25,900	24,342
Accumulated amortization	19,028	13,317
License Fees
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	20,142	20,425
Accumulated amortization	14,573	12,867
Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	22,776	19,235
Accumulated amortization	¥ 9,382	¥ 6,857